Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	TEC Distribution LLC [Member]	Gateway Supply Company, Inc. [Member]	Makdad Industrial Supply Co Inc [Member]	Acme Refrigeration of Baton Rouge LLC [Member]	Common Stock, Class B Common Stock and Preferred Stock [Member]	Common Stock, Class B Common Stock and Preferred Stock [Member] Gateway Supply Company, Inc. [Member]	Common Stock, Class B Common Stock and Preferred Stock [Member] Makdad Industrial Supply Co Inc [Member]	Common Stock, Class B Common Stock and Preferred Stock [Member] Acme Refrigeration of Baton Rouge LLC [Member]	Paid-In Capital [Member]	Paid-In Capital [Member] Gateway Supply Company, Inc. [Member]	Paid-In Capital [Member] Makdad Industrial Supply Co Inc [Member]	Paid-In Capital [Member] Acme Refrigeration of Baton Rouge LLC [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] TEC Distribution LLC [Member]
Beginning balance at Dec. 31, 2020	$ 1,779,761					$ 21,697				$ 950,915				$ (34,867)	$ 636,373	$ (87,440)	$ 293,083
Beginning balance (in shares) at Dec. 31, 2020						38,521,694
Net income	498,735														418,945		79,790
Other comprehensive gain (loss)	1,225													691			534
Issuances of restricted shares of common stock						$ 97				(97)
Issuances of restricted shares of common stock (in shares)						194,643
Forfeitures of restricted shares of common stock						$ (28)				28
Forfeitures of restricted shares of common stock (in shares)						(57,089)
Common stock contribution to 401(k) plan	5,154					$ 11				5,143
Common stock contribution to 401(k) plan (in shares)						22,752
Stock issuances from exercise of stock options and employee stock purchase plan	22,180					$ 69				22,111
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)						136,641
Retirement of common stock	(2,257)					$ (4)				(2,253)
Retirement of common stock (in shares)						(7,898)
Common stock issued				$ 997	$ 2,551			$ 2	$ 4			$ 995	$ 2,547
Common stock issued (in shares)								3,627	8,492
Share-based compensation	24,531									24,531
Investment in TEC Distribution LLC		$ 21,040																$ 21,040
Cash dividends declared and paid on Common and Class B common stock	(295,044)														(295,044)
Common Stock Released From Escrow Shares						(23,230)
Common Stock Released From Escrow Value	522					$ (12)				12					522
Distributions to non-controlling interest	(61,980)																(61,980)
Ending balance at Dec. 31, 2021	1,997,415					$ 21,836				1,003,932				(34,176)	760,796	(87,440)	332,467
Ending balance (in shares) at Dec. 31, 2021						38,799,632
Net income	703,696														601,167		102,529
Other comprehensive gain (loss)	(20,305)													(13,534)			(6,771)
Issuances of restricted shares of common stock						$ 72				(72)
Issuances of restricted shares of common stock (in shares)						143,059
Forfeitures of restricted shares of common stock						$ (7)				7
Forfeitures of restricted shares of common stock (in shares)						(13,000)
Common stock contribution to 401(k) plan	6,746					$ 11				6,735
Common stock contribution to 401(k) plan (in shares)						21,560
Stock issuances from exercise of stock options and employee stock purchase plan	20,802					$ 60				20,742
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)						120,696
Retirement of common stock	(87,488)					$ (161)				(87,327)
Retirement of common stock (in shares)						(322,060)
Share-based compensation	29,043									29,043
Cash dividends declared and paid on Common and Class B common stock	(332,447)														(332,447)
Distributions to non-controlling interest	(69,184)																(69,184)
Ending balance at Dec. 31, 2022	2,248,278					$ 21,811				973,060				(47,710)	1,029,516	(87,440)	359,041
Ending balance (in shares) at Dec. 31, 2022						38,749,887
Net income	634,139														536,337		97,802
Other comprehensive gain (loss)	7,906													5,379			2,527
Issuances of restricted shares of common stock						$ 90				(90)
Issuances of restricted shares of common stock (in shares)						180,617
Forfeitures of restricted shares of common stock						$ (7)				7
Forfeitures of restricted shares of common stock (in shares)						(13,796)
Common stock contribution to 401(k) plan	8,862					$ 18				8,844
Common stock contribution to 401(k) plan (in shares)						35,533
Stock issuances from exercise of stock options and employee stock purchase plan	34,003					$ 94				33,909
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)						188,464
Issuance of Class B common stock	200					$ 0				200
Issuance of Class B common stock (in shares)						632
Retirement of common stock	(7,704)					$ (12)				(7,692)
Retirement of common stock (in shares)						(25,272)
Net proceeds from the sale of Common stock	14,804									13,994						810
Net proceeds from the sale of Common stock (in shares)						45,000
Common stock issued			$ 101,645				$ 140				$ 101,505
Common stock issued (in shares)							280,215
Share-based compensation	29,722									29,722
Cash dividends declared and paid on Common and Class B common stock	(382,646)														(382,646)
Investment in unconsolidated entity	570																570
Distributions to non-controlling interest	(73,589)																(73,589)
Ending balance at Dec. 31, 2023	$ 2,616,190					$ 22,134				$ 1,153,459				$ (42,331)	$ 1,183,207	$ (86,630)	$ 386,351
Ending balance (in shares) at Dec. 31, 2023						39,441,280